CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1.   This   filing  is  made  on  behalf  of  Janus   Aspen   Series   (the
          "Registrant"). Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 22 ("PEA No. 22") on January 14, 2000, pursuant to Rule 485(b) of the 1933 Act for the following funds:

          Global  Life  Sciences  Portfolio -  Institutional  Shares and Service
          Shares
          Global Technology Portfolio - Institutional Shares and Service Shares (collectively, the "Portfolios")

          3.   The text of PEA No. 22 has been filed electronically.

         DATED:  January 20, 2000

                                        JANUS ASPEN SERIES
                                        on behalf of the Portfolios


                                        BY:/s/Kelley Abbott Howes
                                           Kelley Abbott Howes
                                           Secretary